Note 10 - Derivative Instruments - Foreign Currency (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Derivative [Line Items]
Current derivative liabilities	$ (1,144)	$ (16,125)
Non-current derivatitive liabilities	364	6,066
Foreign Exchange Contract [Member]
Derivative [Line Items]
Other current assets	$ 2,700	$ 1,100
Derivative Asset, Current, Statement of Financial Position [Extensible Enumeration]	Other Assets, Current	Other Assets, Current
Other non-current assets	$ 2,000	$ 400
Derivative Asset, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other Assets, Noncurrent	Other Assets, Noncurrent
Current derivative liabilities	$ (1,100)	$ (4,000)
Non-current derivatitive liabilities	$ (400)	$ (3,600)